Themes US R&D Champions ETF
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Consumer Discretionary Products - 2.0%
General Motors Co.	497	$23,091

Health Care - 21.3%
Align Technology, Inc. (a)	78	18,832
Boston Scientific Corp. (a)	305	23,488
Edwards Lifesciences Corp. (a)	257	23,739
Eli Lilly & Co.	29	26,256
GE HealthCare Technologies, Inc.	273	21,272
Hologic, Inc. (a)	297	22,052
Intuitive Surgical, Inc. (a)	58	25,801
Johnson & Johnson	150	21,924
Medtronic PLC	273	21,488
Regeneron Pharmaceuticals, Inc. (a)	22	23,123
STERIS PLC	102	22,393
		250,368

Industrial Products - 7.2%
Cummins, Inc.	77	21,324
Keysight Technologies, Inc. (a)	149	20,376
Northrop Grumman Corp.	48	20,925
Trimble, Inc. (a)	396	22,144
		84,769

Materials - 1.8%
Corteva, Inc.	390	21,037

Media - 10.5%
Alphabet, Inc. - Class A	133	24,226
Electronic Arts, Inc.	177	24,661
Expedia Group, Inc. (a)	200	25,198
Meta Platforms, Inc. - Class A	48	24,203
Trade Desk, Inc. - Class A (a)	254	24,808
		123,096

Renewable Energy - 1.7%
Enphase Energy, Inc. (a)	202	20,141

Software & Technology Services - 37.2%(b)
Adobe, Inc. (a)	46	25,555
Akamai Technologies, Inc. (a)	221	19,908
Amdocs Ltd.	276	21,782
ANSYS, Inc. (a)	69	22,183
Autodesk, Inc. (a)	104	25,735
Cadence Design Systems, Inc. (a)	78	24,005
CoStar Group, Inc. (a)	246	18,238
Fortinet, Inc. (a)	386	23,264
International Business Machines Corp.	136	23,521
Intuit, Inc.	36	23,660
Leidos Holdings, Inc.	153	22,320
MercadoLibre, Inc. (a)	13	21,364
Microsoft Corp.	54	24,135
Oracle Corp.	192	27,110
Roper Technologies, Inc.	42	23,674
ServiceNow, Inc. (a)	30	23,600
Synopsys, Inc. (a)	41	24,397
Veeva Systems, Inc. - Class A (a)	110	20,131
Zoom Video Communications, Inc. - Class A (a)	366	21,664
		436,246

Tech Hardware & Semiconductors - 17.5%
Advanced Micro Devices, Inc. (a)	148	24,007
Applied Materials, Inc.	109	25,723
Arista Networks, Inc. (a)	78	27,338
Cisco Systems, Inc.	472	22,425
Hewlett Packard Enterprise Co.	1,329	28,135
KLA Corp.	32	26,384
NetApp, Inc.	209	26,919
QUALCOMM, Inc.	124	24,698
		205,629
TOTAL COMMON STOCKS (Cost $1,092,071)		1,164,377

SHORT-TERM INVESTMENTS - 0.8%
Money Market Funds - 0.8%	Shares
First American Treasury Obligations Fund - Class X, 5.21% (c)	9,292	9,292
TOTAL SHORT-TERM INVESTMENTS (Cost $9,292)		9,292

TOTAL INVESTMENTS - 100.0% (Cost $1,101,363)		1,173,669
Other Assets in Excess of Liabilities - 0.0% (d)		246
TOTAL NET ASSETS - 100.0%		$1,173,915

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day effective yield as of June 30, 2024.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Themes US R&D Champions ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$1,164,377	$–	$–	$1,164,377
Money Market Funds	9,292	–	–	9,292
Total Investments	$1,173,669	$–	$–	$1,173,669

Refer to the Schedule of Investments for additional information.